S000000003 [Member] N-1A Cover	Dec. 31, 2025
Prospectus [Line Items]
Document Type	485APOS
Amendment Flag	false
Registrant Name	SUNAMERICA SERIES TRUST
Entity Central Index Key	0000892538
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Prospectus Date	Jul. 29, 2026